Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions and Investments (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Cash consideration, net of cash acquired	€ 181,403,000	€ 160,211,000
Acquisitions
Cash consideration, net of cash acquired	(30,338,000)	€ (152,531,000)
Goodwill.	€ 11,834,584,000		€ 12,103,921,000